REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenue	$ 15,521	$ 47,017	$ 50,558
Worldwide | Crypto currency mining
REVENUES
Total revenue	$ 15,521	$ 47,017	$ 50,558